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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
11/5/12

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:         $53,907 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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                                                 Form 13-F
                                                 9/30/2012

                       Name of Reporting Manager: Haverford Financial Services


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
APPLE INC                 COM            037833100  1669.10      2502.00  SH       SOLE                   1,984   0            518
ABBOTT LABS               COM            002824100  1737.02     26986.00  SH       SOLE                  23,055   0           3931
ACCENTURE PLC IRELAND     SHS CLASS A    G1151C101  1830.10     28263.00  SH       SOLE                  23,501   0           4762
AUTOMATIC DATA
 PROCESSING               COM            053015103    49.57       845.00  SH       SOLE                     845   0              0
APACHE CORP               COM            037411105  1174.00     13577.00  SH       SOLE                  10,841   0           2736
BECTON DICKINSON          COM            075887109  1737.40     22167.00  SH       SOLE                  18,629   0           3538
BLACKROCK INC             COM            09247X101  1317.28      7388.00  SH       SOLE                   5,885   0           1503
BRISTOL MYERS SQUIBB CO   COM            110122108    29.87       885.00  SH       SOLE                     885   0              0
CDN IMPERIAL BK OF
 COMMERCE                 COM            136069101    29.63       379.00  SH       SOLE                     379   0              0
CONOCOPHILLIPS            COM            20825C104  1265.18     23280.00  SH       SOLE                  20,036   0           3244
COVIDIEN PLC              SHS            G2554F113  1286.98     21659.00  SH       SOLE                  17,146   0           4513
CISCO SYS INC             COM            17275R102   964.36     50503.00  SH       SOLE                  40,278   0          10225
CVS CAREMARK CORPORATION  COM            126650100  1948.71     40246.00  SH       SOLE                  32,213   0           8033
CHEVRON CORPORATION       COM            166764100  1775.43     16409.00  SH       SOLE                  13,567   0           2842
DU PONT E I DE NEMOURS
 CO                       COM            263534109  1939.45     41197.00  SH       SOLE                  34,717   0           6480
QUEST DIAGNOSTICS INC     COM            74834L100   901.66     14215.00  SH       SOLE                  11,212   0           3003
DISNEY WALT CO            COM DISNEY     254687106  2453.19     51957.00  SH       SOLE                  42,742   0           9215
EATON CORP                COM            278058102  2210.76     44876.00  SH       SOLE                  36,596   0           8280
GENERAL ELECTRIC          COM            369604103    54.05      2380.00  SH       SOLE                   2,380   0              0
GENUINE PARTS CO          COM            372460105    47.91       785.00  SH       SOLE                     785   0              0
GLAXOSMITHKLINE PLC       SPONSORED ADR  37733W105    67.60      1462.00  SH       SOLE                   1,462   0              0
HEINZ H J CO              COM            423074103    36.93       660.00  SH       SOLE                     660   0              0
INTERNATIONAL BUSINESS
 MACHINE                  COM            459200101  2269.94     11518.00  SH       SOLE                   9,415   0           2103
INTEL CORP                COM            458140100   316.61     15094.00  SH       SOLE                  15,094   0              0
JOHNSON & JOHNSON         COM            478160104  2309.38     33961.00  SH       SOLE                  28,206   0           5755
J.P. MORGAN CHASE & CO    COM            46625H100  1492.46     36869.00  SH       SOLE                  29,523   0           7346
KIMBERLY CLARK CORP       COM            494368103    76.52       892.00  SH       SOLE                     892   0              0
COCA COLA CO              COM            191216100  1177.71     29741.00  SH       SOLE                  24,508   0           5233
MATTEL INC                COM            577081102    32.21       908.00  SH       SOLE                     908   0              0
MCDONALDS CORP            COM            580135101  2377.96     27348.00  SH       SOLE                  22,631   0           4717
ALTRIA GROUP INC          COM            02209S103    77.26      2314.00  SH       SOLE                   2,314   0              0
MERCK & CO INC NEW        COM            58933Y105    83.06      1842.00  SH       SOLE                   1,842   0              0
MICROSOFT CORP            COM            594918104  1906.95     64731.00  SH       SOLE                  55,284   0           9447
M & T BK CORP             COM            55261F104    49.96       525.00  SH       SOLE                     525   0              0
NOVARTIS AG               SPONSORED ADR  66987V109  1752.68     28992.00  SH       SOLE                  23,422   0           5570
NYSE EURONEXT             COM            629491101   423.36     16218.00  SH       SOLE                  16,218   0              0
PEPSICO INC               COM            713448108  1888.98     27322.00  SH       SOLE                  22,494   0           4828
PROCTER & GAMBLE          COM            742718109  1610.27     23643.00  SH       SOLE                  19,370   0           4273
QUALCOMM INC              COM            747525103  1642.02     26285.00  SH       SOLE                  20,935   0           5350
ROYAL DUTCH SHELL PLC     SPON ADR A     780259206    65.11       938.00  SH       SOLE                     938   0              0
SCHLUMBERGER LTD          COM            806857108   887.99     12277.00  SH       SOLE                   9,717   0           2560
SANOFI                    SPONSORED ADR  80105N105    60.24      1399.00  SH       SOLE                   1,399   0              0
AT&T INC                  COM            00206R102    43.09      1143.00  SH       SOLE                   1,143   0              0
TIFFANY & CO NEW          COM            886547108   894.60     14457.00  SH       SOLE                  11,350   0           3107
TOTAL S A                 SPONSORED ADR  89151E109    58.02      1158.00  SH       SOLE                   1,158   0              0
UNION PAC CORP            COM            907818108  1359.07     13284.00  SH       SOLE                  11,418   0           1866
UNITED PARCEL SVC INC CL  CL B           911312106    37.43       523.00  SH       SOLE                     523   0              0
UNITED TECHNOLOGIES CORP  COM            913017109  1985.76     26288.00  SH       SOLE                  22,331   0           3957
VERIZON COMMUNICATIONS    COM            92343V104    32.17       706.00  SH       SOLE                     706   0              0
WELLS FARGO CO            COM            949746101  2370.99     70581.00  SH       SOLE                  57,870   0          12711
WASTE MGMT INC DEL        COM            94106L109    52.77      1645.00  SH       SOLE                   1,645   0              0
EXXON MOBIL CORP          COM            30231G102  2047.16     24090.00  SH       SOLE                  20,278   0           3812
                                                   53907.88    929313.00
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